Treasury Index LinkEd Securities (TILES)
Series 2006-1
TILES Trust No. 2006-1
Reporting Package Table of Contents
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Administrator:
Steven Orlandino 312.992.5650
steven.orlandino@bankofamerica.com
Statement Date:
540 W. Madison Street, Suite 1800
Chicago, IL 60661
USA
Statements to Certificateholders
Cash Reconciliation Summary
Bond Interest Reconciliation
Bond Interest Reconciliation
Other Related Information
Other Related Information
Rating Information
Realized Loss Detail

Page(s)
Information is available for this issue from the following sources
Issue Id:
Monthly Data File
Name:
TILES601
TILES601_201002_3.ZIP
Parties to The Transaction
Depositor: MS Structured Asset Corp
Underwriter: Morgan Stanley & Co. Incorporated
Rating Agency: Standard & Poor's Ratings Services
Bank of America Merrill Lynch
www.etrustee.net
Closing Date:
First Payment Date:
Rated Final Payment Date:
Determination Date:
15-Feb-2006
15-Aug-2006
15-Feb-2034
16-Feb-2010
Trust Collection Period
8/18/2009 - 2/16/2010

16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Factor per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
3.840000%
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Treasury Index LinkEd Securities (TILES)
Series 2006-1
TILES Trust No. 2006-1
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
288
Grantor Trust
Statement Date:
1000.000000000
0.000000000
0.000000000
1000.000000000
19.200000000
3.9800000000%
0.00
243,840.00
19.200000000
3.8400000000%
0.000000000
89465GAA3
UNITS
12,700,000.00
0.00
0.00
12,700,000.00
243,840.00
12,700,000.00
Total P&I Payment
0.00
243,840.00
12,700,000.00
12,700,000.00
243,840.00
Total
12,700,000.00
0.00
0.00
243,840.00
16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Series 2006-1
TILES Trust No. 2006-1
Statement Date:
Cash Reconciliation Summary
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
243,840.00
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
243,840.00
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fee Paid To Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
0.00
0.00
0.00
0.00
0.00
243,840.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
243,840.00
12,700,000.00
1
0.00
0.00
0
0.00
0.00
0
0.00
0
12,700,000.00
1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by )
0.00
Less Other Interest Not Advanced
0.00
0.00
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
0.00
0.00
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
243,840.00
243,840.00
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
0.00
0.00
Less Fee Strips Paid by Servicer

16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

Treasury Index LinkEd Securities (TILES)
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Series 2006-1
TILES Trust No. 2006-1
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Statement Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
30/360
3.8400000000%
12,700,000.00
0.00
0.00
0.00
0.00
UNITS
0.00
NA
NA
243,840.00
0.00
179
0.00
0.00
0.00
243,840.00
0.00
0.00
0.00
16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Treasury Index LinkEd Securities (TILES)
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Series 2006-1
TILES Trust No. 2006-1
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Statement Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
0.00
243,840.00
0.00
17-Aug-2009
16-Feb-2010
0.00
0.00
0.00
0.00
0.00
UNITS
0.00
0.00
0.00
0.00
0.00
0.00
243,840.00
0.00
0.00
0.00
0.00
16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Series 2006-1
TILES Trust No. 2006-1
Other Related Information
Statement Date:
Swap Receipents
Swap Amount Received
Next Swap Rate
Swap Information
TILES Trust No. 2006-1
243,840.00
0.000%
Underlying Information
Name
Cusip
Balance
Current Rate
Next Rate
Amount Received
Ratings Moody/S&P/Fitch
Goldman Sachs Capital I 6.345% Capital Securities due February 15, 2034
38143VAA7
$20,000,000
6.345%
6.345%
$634,500
A1/A/NR

16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Series 2006-1
TILES Trust No. 2006-1
Other Related Information
Statement Date:
The underlying security issuer or guarantor, as applicable, is subject to the informational requirements of the Exchange Act. The underlying security issuer or guarantor, as applicable, currently files reports, proxy statements and other information with the SEC.
Those periodic reports, current reports and other reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC also maintains a website on the internet at http://www.sec.gov at which users can view and download copies of reports, proxy, information statements and other information filed electronically. In addition, those reports and other information may also be obtained from the underlying security issuer by making a request to the underlying security issuer.

16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Series 2006-1
TILES Trust No. 2006-1
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Rating Change/Change Date(1)
Statement Date:
UNITS
89465GAA3
NR
NR
A-
BBB
12/31/08

16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to Bank of America within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, Bank of America recommends that investors obtain current rating information directly from the rating agency.

Treasury Index LinkEd Securities (TILES)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
16-Feb-10
16-Feb-10
17-Aug-09
16-Aug-10
10-Feb-10
Series 2006-1
TILES Trust No. 2006-1
Realized Loss Detail
Period
Disclosure
Control #
Appraisal
Date
Appraisal
Value
Beginning
Scheduled
Balance
Gross
Proceeds
Gross Proceeds
as a % of
Sched. Balance
Aggregate
Liquidation
Expenses *
Net
Liquidation
Proceeds
Net Proceeds
as a % of
Sched. Balance
Statement Date:
Realized Loss
Current Total
Cumulative
16-Feb-2010 - 11:00 (4923) (c) 2010 Bank of America Corporation

* Aggregate liquidation expenses also include outstanding P&I advances and unpaid servicing fees, unpaid trustee fees, etc..